QUARTERLY FINANCIAL DATA (UNAUDITED)	9 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)

(18) QUARTERLY FINANCIAL DATA (UNAUDITED)

Selected financial information for interim periods, is as follows:

	Successor		Predecessor
(In thousands except per share data)	Quarter Ended December 31, 2017	Period from August 1, 2017 through September 30, 2017	Period from July 1, 2017 through July 31, 2017	Quarter Ended June 30, 2017
Nine Month Transition Period Ended December 31, 2017
Revenues	$104,453	74,300	36,263	115,106
Operating income (loss) (B)	(18,091)	(5,782)	(38,674)	(205,374)
Net loss attributable to Tidewater Inc.	(23,573)	(15,693)	(1,122,475)	(524,434)
Basic loss per share attributable to Tidewater Inc.	$(1.02)	(.81)	(23.82)	(11.13)
Diluted loss per share attributable to Tidewater Inc.	$(1.02)	(.81)	(23.82)	(11.13)

	Predecessor
(In thousands except per share data)	Quarter Ended June 30, 2016	Quarter Ended September 30, 2016	Quarter Ended December 31, 2016	Quarter Ended March 31, 2017
Year Ended March 31, 2017
Revenues (A)	$167,925	143,722	129,215	160,749
Operating income (loss) (B)	(66,135)	(155,344)	(287,034)	(69,340)
Net loss attributable to Tidewater Inc.	(89,097)	(178,490)	(297,676)	(94,855)
Basic loss per share attributable to Tidewater Inc.	$(1.89)	(3.79)	(6.32)	(2.01)
Diluted loss per share attributable to Tidewater Inc.	$(1.89)	(3.79)	(6.32)	(2.01)

(A)	Included in revenues for the quarter ended March 31, 2017 is $39.1 million of revenue related to early cancellation of a long-term vessel charter contract.
(B)

Operating income consists of revenues less operating costs and expenses, depreciation, vessel operating leases, goodwill impairment, restructuring charges, asset impairments, general and administrative expenses and gain on asset dispositions, net, of the company’s operations. Asset impairments, net, are as follows:

	Successor		Predecessor
(In thousands)	Quarter Ended December 31, 2017	Period from August 1, 2017 through September 30, 2017	Period from July 1, 2017 through July 31, 2017	Quarter Ended June 30, 2017
Nine Month Transition Period Ended December 31, 2017:
Asset impairments	$16,777	—	21,325	163,423

	Predecessor
(In thousands except per share data)	Quarter Ended June 30, 2016	Quarter Ended September 30, 2016	Quarter Ended December 31, 2016	Quarter Ended March 31, 2017
Year Ended March 31, 2017
Asset impairments	$36,886	129,562	253,422	64,857